Operating Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Amortization of right-of-use operating lease assets	$ 10.1	$ 12.0	$ 11.8
Interest on operating lease liability	5.4	5.5
Operating lease charge	$ 15.5	$ 17.5	$ 17.3